Derivatives and Hedging Instruments - Investments in Call Options (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivative [Line Items]
Unrealized gains (losses) in net earnings (less than)	$ 718	$ (349)	$ 0
Not Designated as Hedging Instrument | Call options on equity
Derivative [Line Items]
Unrealized gains (losses) in net earnings (less than)	$ (100)	500	(9,400)
Gross Notional Amount			$ 10,000
Fair value (less than)		$ 100